EARNINGS (LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2020
EARNINGS (LOSS) PER SHARE
Schedule of basic and diluted earnings (loss) per share

	For the Year Ended
	December 31,
	2018	2019	2020
Numerator:
Net income (loss) attributable to Class A and Class B ordinary shareholders	165,420	245,451	(318,052)

Denominator:
Weighted average number of Class A and Class B ordinary shares outstanding	89,399,642	89,399,642	89,842,465
Weighted average number of vested restricted shares	—	115,511	—

Denominator for basic net income per Class A and Class B ordinary share	89,399,642	89,515,153	89,842,465
Dilutive effect of share options and unvested restricted shares	—	30,557	—

Denominator for diluted net income per Class A and Class B ordinary share	89,399,642	89,545,710	89,842,465

Earnings (loss) per Class A and Class B ordinary share
—Basic	1.85	2.74	(3.54)
—Diluted	1.85	2.74	(3.54)

Schedule of potential dilutive net income per share

	For the Year Ended December 31,
	2018	2019	2020
Warrants	—	4,662,411	4,662,411
Share options	—	7,227,971	11,217,546
Unvested restricted shares	—	—	310,475